Financial risk management - Changes in carrying values of financial instruments classified as Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	₩ 10,925,715	₩ 11,762,259
Recognized in profit (loss) for the year	271,065	(59,931)
Recognized in other comprehensive income (loss) for the year	38,566	69,819
Recognized Changes In Carrying Value Of Financial Instruments	309,631	9,888
Purchase	4,792,810	4,461,802
Settlement	(3,498,968)	(5,231,666)
Reclassification	(9,641)	(377,641)
Transfer to level3	507,984	358,123
Transfer from level3	(194,903)	(57,513)
Business combination (Note 47)		463
Ending balance	12,832,628	10,925,715
Securities at fair value through other comprehensive income
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	717,408	660,118
Recognized in profit (loss) for the year	448	(2,094)
Recognized in other comprehensive income (loss) for the year	24,672	(2,521)
Recognized Changes In Carrying Value Of Financial Instruments	25,120	(4,615)
Purchase	21,440	61,919
Settlement	(38,736)	(14)
Ending balance	725,232	717,408
Financial liabilities designated at fair value through profit or loss
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(8,141,504)	(8,511,489)
Recognized in profit (loss) for the year	(273,536)	(196,743)
Recognized in other comprehensive income (loss) for the year	(1,526)	(9,689)
Recognized Changes In Carrying Value Of Financial Instruments	(275,062)	(206,432)
Issue	(8,488,977)	(9,043,503)
Settlement	9,283,018	9,928,472
Transfer to level3		(308,552)
Ending balance	(7,622,525)	(8,141,504)
Derivative assets and liabilities, net - Held for trading
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	321,499	342,830
Recognized in profit (loss) for the year	348,046	51,436
Recognized Changes In Carrying Value Of Financial Instruments	348,046	51,436
Purchase	4,394	1,171
Settlement	(299,633)	(74,584)
Transfer to level3	446	625
Transfer from level3	(66)	21
Ending balance	374,686	321,499
Derivative assets and liabilities, net - Held for hedging
Changes in carrying values of financial instruments classified as Level 3 [Line Items]
Beginning balance	(102,024)	(186,974)
Recognized in profit (loss) for the year	(80,725)	84,950
Recognized Changes In Carrying Value Of Financial Instruments	(80,725)	84,950
Ending balance	₩ (182,749)	₩ (102,024)